Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of deposits [line items]
Term deposit liabilities	$ 563,619	$ 438,907
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	521,000	416,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	159,602	133,776
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	61,996	64,062
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	156,531	83,871
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	49,225	45,532
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	42,809	29,204
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	27,609	24,573
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	33,835	25,329
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 32,012	$ 32,560